Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	12 Months Ended
Dec. 31, 2017 CAD ($) yr
Statement [Line Items]
Share Capital Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 1	$ 0.01
Share Capital Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 2	$ 0.50
Share Capital Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 3	6,208,000
Share Capital Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 4	$ 0.36
Share Capital Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 5 | yr	2.41
Share Capital Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 6	6,208,000
Share Capital Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 7	$ 0.36
Share Capital Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 8 | yr	2.41
Share Capital Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 9	$ 0.51
Share Capital Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 10	$ 1.00
Share Capital Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 11	23,125,000
Share Capital Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 12	$ 0.80
Share Capital Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 13 | yr	3.70
Share Capital Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 14	23,015,000
Share Capital Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 15	$ 0.80
Share Capital Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 16 | yr	3.70
Share Capital Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 17	$ 1.01
Share Capital Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 18	$ 1.50
Share Capital Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 19	1,075,000
Share Capital Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 20	$ 1.32
Share Capital Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 21 | yr	0.27
Share Capital Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 22	1,075,000
Share Capital Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 23	$ 1.32
Share Capital Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 24 | yr	0.27
Share Capital Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 25	$ 1.51
Share Capital Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 26	$ 2.00
Share Capital Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 27	0
Share Capital Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 28	$ 0
Share Capital Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 29 | yr	0
Share Capital Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 30	0
Share Capital Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 31	$ 0
Share Capital Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 32 | yr	0
Share Capital Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 33	$ 2.01
Share Capital Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 34	$ 2.50
Share Capital Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 35	200,000
Share Capital Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 36	$ 2.50
Share Capital Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 37 | yr	0.27
Share Capital Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 38	200,000
Share Capital Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 39	$ 2.50
Share Capital Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 40 | yr	0.27
Share Capital Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 41	3,060,800
Share Capital Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 42	$ 0.74
Share Capital Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 43 | yr	3.30
Share Capital Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 44	30,498,000
Share Capital Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 45	$ 0.74
Share Capital Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 46 | yr	3.29